License and Acquisition Agreements - Novo Nordisk License Agreement (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
License and Acquisition Agreements
Research and development		$ 20,644	$ 14,008	$ 50,475	$ 26,426	$ 56,357	$ 17,439
Novo Nordisk Agreement
License and Acquisition Agreements
Upfront payment for exchange of rights	$ 1,500
Consideration payable upon completion of the technology transfer	150
Milestone payment payable after achievement of specified milestones	$ 1,000
Milestone payments due				$ 0	0	0
Research and development			$ 1,500		$ 1,500	$ 1,500